Oil and Gas Properties - Sensitivity of the Estimated Recoverable Amount of Possible Changes (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($) cadPerMcf	Jun. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($) cadPerMcf cadPerBbl
Disclosure of detailed information about property, plant and equipment [line items]
Discount rate				1.00%
Oil price | cadPerBbl				2.50
Gas price | cadPerMcf	0.25			0.25
Recoverable amount	$ 2,974,796	$ 4,106,595	$ 4,375,103	$ 3,077,548
Impairment		1,126,415	416,000
Impairment (reversal) loss	2,588,488		(1,542,414)	2,360,220
Change in discount rate of 1%	220,750	218,900	156,200	140,600
Change in oil price of $2.50/bbl	400,500	330,900	332,300	386,000
Change in gas price of $0.25/mcf	49,000	83,900	47,300	57,400
Reversal of impairment loss recognised in profit or loss		1,100,000		341,326
Conventional CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	37,444	57,891	77,846	54,265
Impairment		15,000	19,000
Impairment (reversal) loss	41,000
Change in discount rate of 1%	3,000	1,000	0	1,000
Change in oil price of $2.50/bbl	3,500	1,000	3,000	3,000
Change in gas price of $0.25/mcf	8,500	8,000	8,000	9,000
Reversal of impairment loss recognised in profit or loss				0
Peace River CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	109,631	238,714	489,274	104,225
Impairment		154,000	251,000
Impairment (reversal) loss	345,000
Change in discount rate of 1%	9,500	4,000	8,500	1,000
Change in oil price of $2.50/bbl	53,500	40,000	53,000	49,500
Change in gas price of $0.25/mcf	3,000	2,500	3,500	3,000
Reversal of impairment loss recognised in profit or loss				0
Lloydminster CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	227,967	340,730	479,411	212,979
Impairment		154,000	146,000
Impairment (reversal) loss	470,000
Change in discount rate of 1%	25,000	12,500	12,500	7,000
Change in oil price of $2.50/bbl	69,500	52,000	52,000	57,500
Change in gas price of $0.25/mcf	0	0	0	500
Reversal of impairment loss recognised in profit or loss				0
Duvernay CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	61,197	115,157		70,491
Impairment		5,000
Impairment (reversal) loss	5,000
Change in discount rate of 1%	5,500	45,000		5,500
Change in oil price of $2.50/bbl	9,500	44,500		12,000
Change in gas price of $0.25/mcf	1,500	44,500		1,500
Reversal of impairment loss recognised in profit or loss		5,000		0
Viking CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	962,134	1,338,985	1,320,094	1,026,026
Impairment		356,000	0
Impairment (reversal) loss	915,000
Change in discount rate of 1%	57,000	47,000	38,000	34,500
Change in oil price of $2.50/bbl	123,000	89,500	85,500	106,500
Change in gas price of $0.25/mcf	4,000	4,500	4,500	5,000
Reversal of impairment loss recognised in profit or loss				116,000
Eagle Ford CGU
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount	1,576,423	2,015,118	2,008,478	1,609,562
Impairment		442,415	0
Impairment (reversal) loss	812,488
Change in discount rate of 1%	120,750	109,400	97,200	91,600
Change in oil price of $2.50/bbl	141,500	103,900	138,800	157,500
Change in gas price of $0.25/mcf	$ 32,000	$ 24,400	$ 31,300	38,400
Reversal of impairment loss recognised in profit or loss				$ 225,326